SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating lease cost (included in general and admin in company's statement of operations)	$ 230,770	$ 217,821
Other information :
Cash paid for amounts included in the measurement of lease liabilities for the six months ended 6/30/2020	$ 351,456	$ 0
Weighted average remaining lease term-operating leases (in years)	4 years 2 months 1 day	4 years 8 months 1 day
Operating leases
Average discount rate - operating leases	5.00%	5.00%
Long -term right-of-use assets	$ 2,574,212	$ 2,813,186
Total right-of-use assets	2,574,212	2,813,186
Short-term operating lease liabilities	612,537	569,865
Long-term operating lease liabilities	2,187,361	2,471,598
Total operating lease liabilities	2,799,898	3,041,463
Maturities of the Company's lease liabilities are as follows:
2021	365,866	709,227
2022	698,898	690,685
2023	741,993	733,273
2024	787,140	777,890
2025	519,190	513,088
Total lease payments	3,113,087	3,424,163
Less: Imputed interest/present value discount	(313,189)	(382,700)
Present value of lease liabilities	$ 5,912,985	$ 3,041,463